CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Cash in bank and on hand	184	164
Total Cash and cash equivalent	184	164